DISPOSAL OF SUBSIDIARIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Gain on disposal			¥ 0	$ 0	¥ 38,145	¥ 0
Liabilities			647,448		811,461		$ 94,167
Disposal Group Including Discontinued Operation Payable Current One			¥ 25,532		¥ 137,532
Ambow Online [Member]
Schedule of Equity Method Investments [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		¥ 171,137
Decrease In Consideration		137,532
Gain on disposal		¥ 33,605
Disposal Group Including Discontinued Operation Disposal Percentage		100.00%
Twenty Firsts Training Center [Member]
Schedule of Equity Method Investments [Line Items]
Disposal Group, Including Discontinued Operation, Consideration	¥ 1
Gain on disposal	¥ 4,540
Disposal Group Including Discontinued Operation Disposal Percentage	100.00%
Proceeds from Sales of Business, Affiliate and Productive Assets	¥ 1
Liabilities	¥ 4,540